LOANS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2022
LOANS RECEIVABLE, NET
Schedule of loans receivable

	December 31,	December 31,
	2021	2022
	RMB	RMB
Loans receivable	13,652,723	19,942,075
Less allowance for loan losses	(948,893)	(1,457,419)
Loans receivable, net	12,703,830	18,484,656

Schedule of aging of loans

The following table presents the aging of loans as of December 31, 2021 and 2022:

	0-30 days	31-60 days	over 60 days	Total amount
	past due	past due	past due	past due	Current	Total loans
December 31, 2021 (RMB)	113,771	87,171	—	200,942	13,451,781	13,652,723
December 31, 2022 (RMB)	171,636	126,801	—	298,437	19,643,638	19,942,075

Schedule of movement of allowance for loan losses

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of year	351,639	421,767	948,893
Provision for loan losses	698,701	965,419	1,580,306
Gross write-off	(636,766)	(475,352)	(1,102,422)
Recoveries	8,193	37,059	30,642
Balance at end of year	421,767	948,893	1,457,419

Schedule of principal of loans receivable by year of origination

The principal of loans receivable as of December 31, 2022 by year of origination is as follows:

	2022	2021	2020	Total loans

Loans receivable	19,062,058	879,975	42	19,942,075

The principal of loans receivable as of December 31, 2021 by year of origination is as follows:

	2021	2020	Total loans
Loans receivable	13,614,369	38,354	13,652,723